Stock Incentive Plans	12 Months Ended
Dec. 31, 2017
Stock Incentive Plans
Stock Incentive Plans

10Stock Incentive Plans

Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as expense over the requisite service period of the stock award (generally three to five years) using the straight-line method. The following table is a summary of stock-based compensation for each of the respective periods:

In millions	2017	2016	2015
Stock options (1)	$65	$79	$90
Restricted stock awards (2)	169	143	140
Total stock-based compensation	$234	$222	$230
(1)	Includes the Employee Stock Purchase Plan (the “ESPP”)
(2)

Stock-based compensation for the year ended December 31, 2015 includes $38 million associated with accelerated vesting of restricted stock replacement awards issued to Omnicare executives who were terminated subsequent to the acquisition.

The ESPP provides for the purchase of up to 30 million shares of common stock. Under the ESPP, beginning in 2016, eligible employees could purchase common stock at the end of each six month offering period at a purchase price equal to 90% of the lower of the fair market value on the first day or the last day of the offering period. Prior to 2016, the purchase price was equal to 85% of the lower of the fair market value on the first day or the last day of the offering period. During 2017, approximately one million shares of common stock were purchased under the provisions of the ESPP at an average price of $71.66 per share. As of December 31, 2017, approximately 11 million shares of common stock were available for issuance under the ESPP.

The fair value of stock-based compensation associated with the ESPP is estimated on the date of grant (the first day of the six month offering period) using the Black-Scholes option pricing model.

The following table is a summary of the assumptions used to value the ESPP awards for each of the respective periods:

	2017	2016	2015
Dividend yield (1)	1.24%	0.88%	0.71%
Expected volatility (2)	22.70%	20.64%	13.92%
Risk-free interest rate (3)	0.86%	0.45%	0.11%
Expected life (in years) (4)	0.5	0.5	0.5
Weighted-average grant date fair value	$13.01	$14.98	$18.72
(1)	The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.
(2)	The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.
(3)	The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., six months).
(4)	The expected life is based on the semi-annual purchase period.

The terms of the Company’s Incentive Compensation Plan (“ICP”) provide for grants of annual incentive and long-term performance awards to executive officers and other officers and employees of the Company or any subsidiary of the Company. Payment of such annual incentive and long-term performance awards will be in cash, stock, other awards or other property, at the discretion of the Management Planning and Development Committee of the Company’s Board of Directors. The ICP allows for a maximum of 74 million shares to be reserved and available for grants. The ICP is the only compensation plan under which the Company grants stock options, restricted stock and other stock-based awards to its employees, with the exception of the Company’s ESPP. As of December 31, 2017, there were approximately 32 million shares available for future grants under the ICP.

The Company’s restricted awards are considered nonvested share awards and require no payment from the employee. Compensation cost is recorded based on the market price of the Company’s common stock on the grant date and is recognized on a straight-line basis over the requisite service period. As of December 31, 2017, there was $350 million of total unrecognized compensation cost related to the restricted stock units that are expected to vest. These costs are expected to be recognized over a weighted-average period of 2.25 years. The total fair value of restricted shares vested during 2017, 2016 and 2015 was $175 million, $218 million and $164 million, respectively.

The following table is a summary of the restricted stock unit and restricted share award activity for the year ended December 31, 2017.

		Weighted Average
		Grant Date
Units in thousands	Units	Fair Value
Nonvested at beginning of year	4,876	$55.56
Granted	2,873	$78.35
Vested	(2,340)	$78.92
Forfeited	(395)	$89.21
Nonvested at end of year	5,014	$86.92

All grants under the ICP are awarded at fair value on the date of grant. The fair value of stock options is estimated using the Black-Scholes option pricing model and stock-based compensation is recognized on a straight-line basis over the requisite service period. Stock options granted generally become exercisable over a four-year period from the grant date. Stock options generally expire seven years after the grant date.

Cash received from stock options exercised, which includes the ESPP, totaled $329 million, $296 million and $362 million during 2017, 2016 and 2015, respectively. Payments for taxes for net share settlement of equity awards totaled $71 million in 2017, $72 million in 2016 and $63 million in 2015, respectively. The total intrinsic value of stock options exercised was $176 million, $244 million and $394 million in 2017, 2016 and 2015, respectively. The total fair value of stock options vested during 2017, 2016 and 2015 was $341 million, $298 million and $334 million, respectively.

The fair value of each stock option is estimated using the Black-Scholes option pricing model based on the following assumptions at the time of grant:

	2017	2016	2015
Dividend yield (1)	2.56%	1.62%	1.37%
Expected volatility (2)	18.39%	17.22%	18.07%
Risk-free interest rate (3)	1.77%	1.24%	1.24%
Expected life (in years) (4)	4.1	4.2	4.2
Weighted-average grant date fair value	$9.43	$13.00	$14.01
(1)	The dividend yield is based on annual dividends paid and the fair market value of the Company’s stock at the grant date.
(2)

The expected volatility is estimated using the Company’s historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.

(3)	The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.
(4)	The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

As of December 31, 2017, unrecognized compensation expense related to unvested options totaled $57 million, which the Company expects to be recognized over a weighted-average period of 1.76 years. After considering anticipated forfeitures, the Company expects approximately 9 million of the unvested stock options to vest over the requisite service period.

The following table is a summary of the Company’s stock option activity for the year ended December 31, 2017:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
Shares in thousands	Shares	Exercise Price	Term	Value
Outstanding at December 31, 2016	23,275	$68.60
Granted	3,513	$78.05
Exercised	(4,814)	$43.07
Forfeited	(889)	$94.25
Expired	(555)	$60.00
Outstanding at December 31, 2017	20,530	$75.32	3.62	$180,318,054
Exercisable at December 31, 2017	11,365	$61.37	2.30	$179,628,690
Vested at December 31, 2017 and expected to vest in the future	20,114	$75.00	3.57	$180,299,134